SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Net sales to unaffiliated customers
Revenue, Net, Total	$ 1,604.8	$ 1,559.6	$ 1,615.8	$ 1,550.1	$ 1,583.9	$ 1,504.9	$ 1,552.3	$ 1,498.9	$ 6,330.3	$ 6,140.0	$ 5,863.5
Property, plant and equipment, net
Property, plant and equipment, net	875.3				922.5				875.3	922.5	1,015.5
U.S.
Net sales to unaffiliated customers
Revenue, Net, Total									1,529.4	1,537.6	1,528.3
Property, plant and equipment, net
Property, plant and equipment, net	261.5				279.6				261.5	279.6	340.2
Europe
Net sales to unaffiliated customers
Revenue, Net, Total									2,074.4	1,958.4	1,851.1
Asia
Net sales to unaffiliated customers
Revenue, Net, Total									1,914.2	1,823.5	1,627.6
Latin America
Net sales to unaffiliated customers
Revenue, Net, Total									522.9	515.6	501.2
Other International
Net sales to unaffiliated customers
Revenue, Net, Total									289.4	304.9	355.3
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 613.8				$ 642.9				$ 613.8	$ 642.9	$ 675.3